Liability for Future Policy Benefits (Revenue and Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Reserves | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	$ 1,815,456	$ 1,833,017	$ 1,804,955
Interest expense	391,432	382,165	373,845
Benefit Reserves | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0	0
Interest expense	0	0	0
Benefit Reserves | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	48,938	43,092	41,111
Interest expense	10,656	9,119	8,440
Benefit Reserves | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,864,394	1,876,109	1,846,066
Interest expense	402,088	391,284	382,285
Deferred Profit Liability | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0	0
Interest expense	0	0	0
Deferred Profit Liability | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0	0
Interest expense	0	0	0
Deferred Profit Liability | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	974	729	552
Deferred Profit Liability | Total
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	974	729	552
Deferred Profit Liability | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	(436)	(8,121)	3,375
Deferred Profit Liability | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	(436)	(8,121)	3,375
Additional Insurance Reserves | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0	0
Interest expense	0	0	0
Additional Insurance Reserves | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,765,102	2,050,441	1,405,696
Interest expense	593,950	536,678	486,253
Additional Insurance Reserves | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	43,484	0	0
Interest expense	2,261	0	0
Additional Insurance Reserves | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,808,586	2,050,441	1,405,696
Interest expense	596,211	536,678	486,253
Revenues | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,815,456	1,833,017	1,804,955
Revenues | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,765,102	2,050,441	1,405,696
Revenues | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	91,986	34,971	44,486
Revenues | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	3,672,544	3,918,429	3,255,137
Interest Expense | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	391,432	382,165	373,845
Interest Expense | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	593,950	536,678	486,253
Interest Expense | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	13,891	9,848	8,992
Interest Expense | Total
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	$ 999,273	$ 928,691	$ 869,090